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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: March 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Michelle Lynd,
                              attorney-in-fact for
                  The General Partner of the Reporting Manager
                                 (914) 251-8200



                                /s/ Michelle Lynd
                            -----------------------
                               Purchase, New York
                                  May 15, 2007





                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       34

                    Form 13 F Information Table Value Total:

                              $460,932 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC


COLUMN 1                        COLUMN 2          COLUMN 3    COLUMN 4  COLUMN 5             COLUMN 6 COLUMN 7 COLUMN 8

Name Of Issuer                  Title                         Value     Shares/     SH/ PUT/ INVESTMT OTHER    VOTING AUTORITY
                                of Class          CUSIP       ($1,000)  PRN AMT     PRN CALL DSCRET   MGRS     SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES INC      COM               01741R102   16,004       150,000  SH       Other    1           150,000
ARBINET THEXCHANGE INC          COM               03875P100    1,937       306,500  SH       Other    1           306,500
AVI BIOPHARMA INC.              COM               002346104    1,072       400,000  SH       Other    1           400,000
BALLY TOTAL FITNESS HLDG CORP   COM               05873K108       20        32,506  SH       Other    1            32,506
CARMIKE CINEMAS INC             COM               143436400    8,121       350,027  SH       Other    1           350,027
COMMERCIAL METALS CO            COM               201723103   11,872       378,700  SH       Other    1           378,700
CONSECO INC                     PFD B CV 5.5%     208464867    9,464       400,000  SH       Other    1           400,000
CONSECO INC.                    COM               208464883    8,650       500,000  SH       Other    1           500,000
CONTINENTAL AIRLS INC           COM               210795308    7,278       200,000  SH       Other    1           200,000
CORE MARK HOLDING CO INC.       COM               218681104   13,115       367,573  SH       Other    1           367,573
CRYSTALLEX INTL CORP            COM               22942F101   29,745     8,107,300  SH       Other    1         8,107,300
DDI CORP                        COM               233162502    8,053     1,177,275  SH       Other    1         1,177,275
ENDEAVOR ACQUISITION CORP       COM               292577103    3,741       344,800  SH       Other    1           344,800
ENDEAVOR ACQUISITION CORP       W EXP 12/14/200   292577111    1,122       252,100  SH  CALL Other    1           252,100
FOSTER WHEELER LTD              COM               G36535139    9,284       159,000  SH       Other    1           159,000
GENTEK INC                      COM               37245X203       30           869  SH       Other    1               869
HANGER ORTHOPEDIC GROUP         COM               41043F208   17,413     1,492,100  SH       Other    1         1,492,100
HD PARTNERS ACQUISITION         COM               40415K100    4,746       632,800  SH       Other    1           632,800
HD PARTNERS ACQUISITION         *W EXP 06/01/201  40415K118      319       550,000  SH  CALL Other    1           550,000
IBASIS INC                      COM               450732201   16,676     1,517,394  SH       Other    1         1,517,394
INTEGRATED ALARM SVCS GROUP     COM               45890M109    9,383     2,443,465  SH       Other    1         2,443,465
IPCS INC                        COM               44980Y305   38,775       791,481  SH       Other    1           791,481
IPSCO INC                       COM               462622101   26,897       204,695  SH       Other    1           204,695
KINDRED HEALTHCARE INC          COM               494580103   19,799       604,000  SH       Other    1           604,000
NEON COMMUNICATION GROUP        COM               64050T101   19,127     4,069,675  SH       other    1         4,069,675
PARTICLE DRILLING TECHNOLOGIES  COM               70212G101    6,518     1,650,000  SH       Other    1         1,650,000
PETROLEUM GEO SVCS              SPONSORED ADR     716599105    6,645       255,201  SH       Other    1           255,201
PINNACLE AIRL CORP              NOTE 3.250% 2/1   723443AB3   77,861    53,605,000  PRN      Other    1        53,605,000
PRIMEDIA INC                    COM               74157K101      721       271,100  SH       Other    1           271,100
RELIANCE STEEL & ALUMINUM CO    COM               759509102    6,050       125,000  SH       Other    1           125,000
RURAL/METRO CORP                COM               781748108      525        69,479  SH       Other    1            69,479
SPANSION, INC.                  COM               84649R101    3,657       300,000  SH       Other    1           300,000
VONAGE HLDGS CORP               COM               92886T201    5,175     1,500,000  SH       Other    1         1,500,000
WTS/ NAVIOS MARITIME HOLDINGS   W EXP 12/09/200   Y62196111    4,116     1,715,000  SH  CALL Other    1         1,715,000
